Subsequent Events (Details Narrative) (10K)			1 Months Ended				9 Months Ended	12 Months Ended
	Oct. 01, 2018 shares	Oct. 01, 2018 shares	Aug. 31, 2015 shares	Oct. 31, 2014 shares	Jul. 31, 2014 shares	Oct. 31, 2013 shares	Sep. 30, 2018 USD ($) shares	Dec. 31, 2017 USD ($) Integer shares	Dec. 31, 2016 USD ($) shares	Mar. 31, 2016 shares	Feb. 22, 2013 shares
Issuance of restricted common stock, shares								19,327,397
Warrants issued to purchase common stock										300,000
Issuance of common stock, value | $							$ 135,000	$ 5
Convertible debt | $								477,491
Accrued interest | $								$ 36,039
Common stock, shares outstanding							381,375,857	316,951,712	134,336,637
Preferred stock, outstanding							5,000	5,000	1,000		100,000
Three Notes [Member]
Cash received | $								$ 625,000
Warrant value | $								$ 705,370
Common stock, shares outstanding								341,345,596
Preferred Stock B [Member]
Warrants issued to purchase common stock								5,076,111
Issuance of common stock, value | $								$ 1,350
Preferred stock, outstanding							1,350
Preferred Stock B [Member] | Three Notes [Member]
Warrants issued to purchase common stock								5,076,111
Preferred stock, outstanding								1,350
Preferred Stock C [Member]
Issuance of common stock, value | $								$ 60
Preferred stock, outstanding							1,318	700
Preferred Stock C [Member] | Three Notes [Member]
Warrants issued to purchase common stock								5,076,111
Preferred stock, outstanding								760
Lock-Up Agreement [Member]
Issuance of common stock, value | $							$ 1,046	$ 25,270	$ 111,661
Private Placement [Member]
Issuance of restricted common stock, shares								1,561,950
Warrants issued to purchase common stock								1,561,950
Issuance of common stock, value | $								$ 60,000
Number of investors | Integer								3
Number of shares issued to note conversion			100,000	50,000	50,000	125,000
Restricted Common Stock [Member]
Cash received | $								$ 195,000
Restricted Common Stock [Member] | Lock-Up Agreement [Member]
Issuance of restricted common stock, shares								17,003
Restricted Common Stock [Member] | Independent Contractors [Member]
Issuance of restricted common stock, shares								100,000
Warrants issued to purchase common stock								6,200,000
Subsequent Event [Member] | Three Notes [Member]
Number of shares issued to note conversion								3,387,534
Subsequent Event [Member] | One Notes [Member] | Maximum [Member]
Warrants issued to purchase common stock								2,000,000
Subsequent Event [Member] | Lock-Up Agreement [Member]
Number of shares issued to note conversion		460,396
Subsequent Event [Member] | Restricted Common Stock [Member]
Number of shares issued to note conversion	2,941,176